11. Share-Based Awards Plan (Details Narrative)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 U.S. Dollars USD ($)	Dec. 31, 2010 U.S. Dollars USD ($)	Dec. 31, 2012 Restricted Shares [Member] CNY	Dec. 31, 2011 Restricted Shares [Member] CNY	Dec. 31, 2010 Restricted Shares [Member] CNY	Dec. 31, 2012 Restricted Shares [Member] U.S. Dollars USD ($)
Weighted-average grant-date fair value of stock options	1.91							3.6
Total intrinsic value of stock options exercised					$ 1,887
Total fair value of stock options vested	3,970,000	3,740,000	4,250,000			600,000		2,500,000	1,400,000	1,600,000
Total compensation cost for share-based payment arrangement recognized	5,800,000	5,300,000	5,500,000			900,000					400,000
Total compensation cost related to stock options and restricted shares not yet recognized	2,000,000					300,000		3,100,000			500,000
Weighted-average period	2 years 4 months 24 days							2 years 4 months 24 days
Cash proceeds from exercise of stock options			36,068				$ 5,465